Other financial assets	12 Months Ended
Dec. 31, 2017
Disclosure of financial assets [abstract]
Other Financial assets
Other Financial assets
Other financial assets consisted of the following:

		At December 31
		2017			2016
	Note	Current	Non-current	Total	Current	Non-current	Total
		(€ million)
Derivative financial assets	16	€265	€19	€284	€448	€31	€479
Debt securities measured at fair value through other comprehensive income	23	4	—	4	38	—	38
Debt securities measured at fair value through profit or loss	23	172	59	231	203	60	263
Debt securities held-to-maturity		—	2	2	—	2	2
Equity instruments measured at cost		—	43	43	—	41	41
Equity instruments measured at fair value through other comprehensive income	23	—	23	23	—	151	151
Held-for-trading investments	23	46	—	46	49	—	49
Financial receivables		—	275	275	—	320	320
Collateral deposits(1)	23	—	61	61	24	44	68
Total Other financial assets		€487	€482	€969	€762	€649	€1,411
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(1) Collateral deposits are held in connection with derivative transactions and debt obligations
On March 21, 2017, the Group completed the sale of its available-for-sale investment in CNH Industrial N.V. (“CNHI”), which consisted of 15,948,275 common shares representing 1.17 percent of CNHI’s common shares for an amount of €144 million. The sale did not result in a material gain. The additional 15,948,275 special voting shares owned by the Group and which had not been attributed any value, expired upon the sale of the CNHI common shares. At December 31, 2016, the available-for-sale investment in CNHI had a carrying value of €132 million.